UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-07111
Morgan Stanley Insured California Municipal Securities
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: October 31, 2009
Date of reporting period: July 31, 2009

Item 1. Schedule of Investments.
The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Insured California Municipal Securities
Portfolio of Investments ■ July 31, 2009 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE		VALUE

	Tax-Exempt Municipal Bonds (100.8%)
	California (98.5%)
$235	Alameda County Joint Powers Authority, Ser 2008 (FSA Insd)	5.00%	12/01/24		$239,150
280	Alhambra Unified School District, California, Ser 2007 A (FSA Insd)	0.00	08/01/35		50,341
450	Alhambra Unified School District, California, Ser 2007 B (FSA Insd)	0.00	08/01/36		76,136
185	Alvord Unified School District, California, Ser 2007 A (FSA Insd)	5.00	08/01/28		181,442
2,000	Anaheim Public Financing Authority, Distribution Electric Ser 2007-A (NATL-RE Insd)	4.50	10/01/37		1,683,460
205	Beverly Hills Unified School District, Election of 2008 Ser 2009 (a)	0.00	08/01/26		86,223
430	Beverly Hills Unified School District, Election of 2008 Ser 2009 (a)	0.00	08/01/32		121,806
1,500	California Department of Veterans Affairs, Home Purchase 2002 Ser A (AMBAC Insd)	5.35	12/01/27		1,517,475
2,000	California Infrastructure & Economic Development Bank, Bay Area Toll Bridges Seismic Retrofit First Lien Ser 2003 A (AMBAC Insd) (ETM)	5.00	01/01/28	(b)	2,277,140
1,000	California State University, Ser 2005 A (AMBAC Insd)	5.00	11/01/35		921,770
590	Campbell Union High School District, Election of 2006 Ser 2008 B (AGC Insd)	5.00	08/01/35		568,400
1,000	Capistrano Unified School District, Community Facilities District #98-2 Ladera Ser 2005 (FGIC Insd)	5.00	09/01/29		849,940
3,025	City of Fairfield Water Financing, Ser 2007 A (COPs) (XLCA Insd) (a)	0.00	04/01/30		725,123
105	Clovis Unified School District, Election of 2004 Ser 2004 A (FGIC Insd) (a)	0.00	08/01/29		28,832
890	Corona-Norco Unified School District, Election of 2006 Ser 2009 B (AGC Insd) (a)	0.00	08/01/28		276,924
2,860	Dry Creek California Joint Elementary School Capital Appreciation Election 2008 E	0.00	08/01/48		198,198
615	El Segundo Unified School District, Election of 2008 Ser 2009 A (a)	0.00	08/01/33		126,758
1,055	Fontana Unified School District, Ser 2008 B (FSA Insd) (a)	0.00	02/01/33		224,472
750	Gilroy Unified School District, Election of 2008 Ser 2009 A (AGC Insd) (a)	0.00	08/01/29		206,655
1,000	Golden State Tobacco Securitization Corporation, Enhanced Asset Backed Ser 2005 A (FGIC Insd)	5.00	06/01/38		825,780
775	Grossmont Union High School District, Election of 2004 Ser 2006 (NATL-RE Insd) (a)	0.00	08/01/24		306,451
775	Grossmont-Cuyamaca Community College District, Election of 2002 Ser 2008C (AGC Insd) (a)	0.00	08/01/30		230,904
1,280	Huntington Beach Union High School District Ser 2004 (FSA Insd)	5.00	08/01/26		1,292,390
1,110	Kern County Board of Education Refg 2006 Ser A (COPs) (NATL-RE Insd)	5.00	06/01/31		1,037,195
245	Kern County Water Agency, Improvement District No 4 Ser 2008A (COPs) (AGC Insd)	5.00	05/01/28		242,628
1,100	La Quinta Financing Authority, Local Agency 2004 Ser A (AMBAC Insd)	5.25	09/01/24		1,048,168
1,030	Los Angeles, Ser 2004 A (NATL-RE Insd)	5.00	09/01/24		1,065,896
1,000	Los Angeles County Metropolitan Transportation Authority Sales Tax Ser 2000 A (FGIC Insd)	4.50	07/01/29	(b)	929,720
1,000	Los Angeles Department of Water & Power,2001 Ser A (FSA Insd)	5.25	07/01/21		1,038,740
800	Los Angeles Municipal Improvement Corporation, Police Headquarters Ser 2006 - A (FGIC Insd)	4.75	01/01/31		747,912
1,240	Metropolitan Water District Southern California Ser B (f)	5.00	07/01/27		1,312,816
2,000	Moorpark Unified School District, Election of 2008 Ser 2009 A (AGC Insd) (a)	0.00	08/01/31		486,500
315	Moreland California School District 2014 Ser C	0.00	08/01/29		82,602
1,020	Murrieta Valley Unified School District, Election of 2006 Ser 2008 (FSA Insd) (a)	0.00	09/01/31		244,902
820	Murrieta Valley Unified School District, Election of 2006 Ser 2008 (FSA Insd) (a)	0.00	09/01/33		171,970
235	Oakland Joint Powers Financing Authority, Oakland Administration Buildings Ser 2008 A (AGC Insd)	5.00	08/01/26		233,670
1,000	Oxnard Financing Authority, Wastewater 2004 Ser A (FGIC Insd)	5.00	06/01/29		966,950
3,920	Patterson Joint Unified School District, Election of 2008 Ser 2009 B (FSA Insd) (a)	0.00	03/01/49		283,612
250	Placer County Water Agency Water Refg, Ser 2008 (COPs) (FSA Insd)	4.75	07/01/29		242,470
2,095	Planada California Elementary School District 2008 Ser B	0.00	07/01/49		110,574
790	Poway Unified School District, Election of 2008 Ser 2009 A (a)	0.00	08/01/30		202,848
730	Poway Unified School District, Election of 2008 Ser 2009 A (a)	0.00	08/01/31		173,463
1,000	Rancho Mirage Redevelopment Agency, Ser 2003 A (NATL-RE Insd)	5.00	04/01/33		803,530
360	Redding Electric System, Ser 2008 A (COPs) (FSA Insd)	5.00	06/01/27		350,446
500	Riverside Electric, Issue of 2008D (FSA Insd)	5.00	10/01/28		503,990
1,235	Rocklin Unified School District, Community Facilities District No 2 Ser 2007 (NATL-RE Insd) (a)	0.00	09/01/34		194,661
1,255	Rocklin Unified School District, Community Facilities District No 2 Ser 2007 (NATL-RE Insd) (a)	0.00	09/01/35		184,322
1,230	Rocklin Unified School District, Community Facilities District No 2 Ser 2007 (NATL-RE Insd) (a)	0.00	09/01/36		168,412
1,025	Rocklin Unified School District, Community Facilities District No 2 Ser 2007 (NATL-RE Insd) (a)	0.00	09/01/37		130,483
675	Roseville Joint Union High School District, Election Ser 2004 C (FSA Insd) (a)	0.00	08/01/25		258,410
180	Sacramento City Financing Authority, 1999 Solid Waste & Redevelopment (AMBAC Insd)	5.75	12/01/22		178,909

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

1,000	Sacramento County Sanitation Districts Financing Authority, Refg Ser 2006 (FGIC Insd)	5.00		12/01/28	1,001,650
1,000	Sacramento California Municipal Utility District Election Ser U	5.00		08/15/24	1,026,160
5,495	San Bernadino Community College District Election 2008 Ser B	0.00		08/01/48	384,980
1,000	San Diego County Water Authority, California, Ser 2004 A (COPs) (FSA Insd)	5.00		05/01/29	1,001,900
1,000	San Francisco City & County, City Buildings Ser 2007 A (COPs) (FGIC Insd)	4.50		09/01/37	857,760
1,360	San Francisco City & County, Laguna Honda Hospital Ser 2005 I (FSA Insd)	5.00		06/15/30	1,366,338
2,000	San Francisco Public Utilities Commission, Water Refg Ser A 2001 (FSA Insd)	5.00		11/01/31	1,986,580
1,000	San Jose, Airport Ser 2001 A (FGIC Insd)	5.00		03/01/25	970,470
1,000	San Jose-Evergreen Community College District, Election Ser 2004 B (FSA Insd) (a)	0.00		09/01/32	236,480
130	San Rafael City High School District , Election Ser 2002 B	0.00		08/01/25	51,754
500	San Ysidro School District, 1997 Election Ser 2007 E (FSA Insd) (a)	0.00		08/01/27	165,060
760	San Ysidro School District, 1997 Election Ser 2007 E (FSA Insd) (a)	0.00		08/01/29	210,550
1,870	School Facilities Financing Authority, Grant Joint Union High School District Ser 2008A (FSA Insd) (a)	0.00		08/01/33	386,230
1,000	Simi Valley Public Financing Authority, Ser 2004 (COPs) (AMBAC Insd)	5.00		09/01/30	948,760
480	Simi Valley Unified School District, Election of 2004 Ser 2007 C (FSA Insd) (a)	0.00		08/01/28	142,056
380	Simi Valley Unified School District, Election of 2004 Ser 2007 C (FSA Insd) (a)	0.00		08/01/30	91,508
1,000	Southern California Public Power Authority, Transmission Refg Ser 2002 A (FSA Insd)	5.25		07/01/18	1,062,790
250	Tustin Unified School Facilities District No 2002-1-2002 Election Ser 2008 C (FSA Insd)	5.00		06/01/28	250,693
250	Twin Rivers Unified School District, Ser 2009 (BANs) (a)	0.00		04/01/14	198,360
1,000	University of California, Ser 2007- J (FSA Insd)	4.50		05/15/31	903,260
1,000	University of California, Ser 2007- J (FSA Insd)	4.50		05/15/35	881,760
1,000	University of California Regents Ser 2007 A (NATL-RE Insd)	4.50		05/15/37	869,880
500	University of California, Ser 2009 O	5.25		05/15/39	511,490
1,000	Upland School District, Election 2000 Ser 2001 B (FSA Insd)	5.125		08/01/25	1,020,450
675	Val Verde Unified School District of Construction, Ser 2005 B (COPs) (FGIC Insd)	5.00		01/01/30	550,233
8,115	Victor Valley Community College District, Election 2008 Ser C	0.00		06/01/49	501,507
1,375	Washington Unified School District, 2004 Ser A (FGIC Insd)	5.00		08/01/22	1,409,018
245	West Basin Municipal Water District, Refg Ser 2008B (COPs) (AGC Insd)	5.00		08/01/27	238,481
570	Yosemite Community College District, Election of 2004, Ser 2008 C (FSA Insd) (a)	0.00		08/01/25	226,923
1,000	Yucaipa Valley Water District, Ser 2004 A (COPs) (NATL-RE Insd)	5.25		09/01/24	1,000,840

					46,865,486

	Guam (0.2%)
95	Guam Government Ltd Obligation Ser A	5.625		12/01/29	93,021

	Puerto Rico (1.6%)
500	Puerto Rico Infrastructure Financing Authority, 2000 Ser A (ETM) (c)	5.50		10/01/32	533,675
240	Puerto Rico Sales Tax Financing Corporation Ser 2009 A	5.00		08/01/39	244,106

					777,781

	Virgin Islands (0.5%)
240	Virgin Islands Public Finance Authority Matching Fund Loan Diago A	6.625		10/01/29	242,018

	Total Tax-Exempt Municipal Bonds (Cost $50,521,923)				47,978,307

	California Short-Term Tax-Exempt Municipal Obligations (0.7%)
30	California Housing Finance Agency, Multifamily Housing III Ser 2008 A (Demand 08/03/09)	0.32	(d)	08/01/40	30,000
300	Sacramento County Sanitation Districts Financing Authority Ser 2008 D (Demand 08/03/09)	0.32	(d)	12/01/39	300,000

	Total California Short-Term Tax-Exempt Municipal Obligations (Cost $330,000)				330,000

	Total Investments (Cost $50,760,123)				48,308,307

	Floating Rate Note and Dealer Trusts Obligation Related to Securities Held (-1.7%)
	Note with interest rate of 0.23% at July 31, 2009 and contractual maturity of collateral at 07/01/27 (e) (Cost ($825,000))				(825,000)

	Total Net Investments (Cost $49,935,123) (f) (g)			99.8%	47,483,307

	Other Assets in Excess of Liabilities			0.2	102,911

	Net Assets Applicable to Common Shareholders			100.0%	$47,586,218

Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.

AMT	Alternative Minimum Tax.

BANs	Bond Anticipation Notes.

COPs	Certificates of Participation.

ETM	Escrowed to Maturity.

(a)	Capital appreciation bond.

(b)	Prefunded to call date shown.

(c)	A portion of this security has been physically segregated in connection with open futures contracts.

(d)	Current coupon rate of variable rate demand obligation.

(e)	Floating rate note and dealer trusts obligations related to securities held — The Trust enters into transactions in which it transfers to Dealer Trusts (“Dealer Trusts”), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The Trust enters into shortfall agreements with the Dealer Trusts which commit the Trust to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Trust (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts. The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities. The notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. At July 31, 2009, Trust investments with a value of $1,312,816 are held by the Dealer Trusts and serve as collateral for the $825,000 in floating rate note obligations outstanding at that date.

(f)	Securities have been designated as collateral in connection with open futures contracts.

(g)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Bond Insurance:

AGC	Assured Guaranty Corporation.

AMBAC	AMBAC Assurance Corporation.

FGIC	Financial Guaranty Insurance Company.

FSA	Financial Security Assurance Inc.

NATL-RE	National Public Finance Guarantee Corporation.

XLCA	XL Capital Assurance Inc.

Morgan Stanley Insured California Municipal Securities
FUTURES CONTRACTS OPEN AT JULY 31, 2009:

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)

137	Long	U.S. Treasury Notes 20 Year September 2009	$16,067,532	$392,640

2	Long	U.S. Treasury Notes 5 Year September 2009	230,766	(75)

20	Short	U.S. Treasury Bonds 2 Year September 2009	(4,331,562)	(4,473)

50	Short	U.S. Treasury Notes September 2009	(5,950,000)	(164,182)

		Net Unrealized Appreciation		$223,910

Morgan Stanley Insured California Municipal Securities
Notes to the Portfolio of Investments
SFAS 157 Disclosure
7/31/2009
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective November 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed baed on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1 — unadjusted quoted prices in active markets for identical investments
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund’s investments carried at value:

	Fair Value Measurements at July 31, 2009 Using
		Unadjusted
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Investments	Inputs	Inputs
Investment Type	Total	(Level 1)	(Level 2)	(Level 3)

Assets
Tax-Exempt Municipal Bonds	$47,978,307	—	$47,978,307	—
Short-Term Tax-Exempt Municipal Obligations	330,000	—	330,000	—
Futures	392,640	$392,640	—	—

Total Assets	$48,700,947	$392,640	$48,308,307	—

Liabilities

Futures	$(168,730)	$(168,730)	—	—

Valuation of Investments — (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; (3) interest rate swaps are marked-to-market daily based upon quotations from market makers; (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust’s in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Insured California Municipal Securities
/s/ Randy Takian
Randy Takian
Principal Executive Officer
September 17, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian
Randy Takian
Principal Executive Officer
September 17, 2009
/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 17, 2009

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